LOSS PER SHARE	12 Months Ended
Dec. 31, 2011
LOSS PER SHARE
LOSS PER SHARE

17. LOSS PER SHARE

The following table sets forth the computation of basic and diluted net loss per share.

	For the Years Ended December 31,
	2009	2010		2011
	Ordinary Shares	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	RMB	US$	RMB	US$
Loss per share — basic:
Numerator:
Allocation of undistributed losses	(182,286)	(35,973)	(168,711)	(115,135)	(18,293)	(56,969)	(9,052)
Denominator:
Weighted-average ordinary shares outstanding	365,432,916	81,958,983	384,381,558	1,333,230,326	1,333,230,326	659,693,189	659,693,189
Denominator used for loss per share	365,432,916	81,958,983	384,381,558	1,333,230,326	1,333,230,326	659,693,189	659,693,189
Loss per share — basic	(0.50)	(0.44)	(0.44)	(0.09)	(0.01)	(0.09)	(0.01)
Loss per share — diluted:
Numerator:
Allocation of undistributed losses for diluted computation	(182,286)	(35,973)	(168,711)	(115,135)	(18,293)	(56,969)	(9,052)
Reallocation of undistributed losses as a result of conversion of Class B to Class A shares	—	(168,711)	—	(56,969)	(9,052)	—	—
Allocation of undistributed losses	(182,286)	(204,684)	(168,711)	(172,104)	(27,345)	(56,969)	(9,052)
Denominator:
Weighted-average ordinary shares outstanding	365,432,916	81,958,983	384,381,558	1,333,230,326	1,333,230,326	659,693,189	659,693,189
Conversion of Class B to Class A ordinary shares	—	384,381,558	—	659,693,189	659,693,189	—	—
Denominator used for loss per share	365,432,916	466,340,541	384,381,558	1,992,923,515	1,992,923,515	659,693,189	659,693,189
Loss per share — diluted	(0.50)	(0.44)	(0.44)	(0.09)	(0.01)	(0.09)	(0.01)

The effects of stock options, convertible preferred shares, and warrants have been excluded from the computation of diluted loss per share for the years ended December 31, 2009 and 2010 as their effects would be anti-dilutive. The effects of stock options and nonvested restricted stock units have been excluded from the computation of diluted loss per share for the year ended December 31, 2011 as their effects would be anti-dilutive.